SCHEDULE OF MATURITY ANALYSIS OF LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Gross lease liabilities	$ 11,495,331
Less: Imputed interest	(9,194,995)
Lease liabilities	2,300,336
Lease liabilities – Current	234,169
Lease liabilities - Non-Current	2,066,167
Lease liabilities	2,300,336
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	259,750
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	1,237,967
Later than five years [member]
IfrsStatementLineItems [Line Items]
Gross lease liabilities	$ 9,997,614